SUMMARY OF BUSINESS ACQUIRED AND REVENUE RECOGNIZED (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021 USD ($) Agent Policy	Sep. 30, 2020 USD ($) Agent Policy	Dec. 31, 2020 USD ($) Agent Policy	Dec. 31, 2019 USD ($) Agent Policy
J.P. Kush and Associates, Inc [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	4
Number of Policies issued | Policy	850
Aggregate Revenue Recognized | $	$ 778,541
USBA and EBS [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	4	7	5	15
Number of Policies issued | Policy	2,848	2,563	4,930	9,767
Aggregate Revenue Recognized | $	$ 688,289	$ 773,752	$ 1,001,067	$ 1,161,036
UIS Agency, LLC / Commercial Solutions [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	2		3
Number of Policies issued | Policy	103		217
Aggregate Revenue Recognized | $	$ 274,928		$ 270,804
Southwestern Montana [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	14	14	14	13
Number of Policies issued | Policy	6,521	5,850	2,000	370
Aggregate Revenue Recognized | $	$ 1,283,402	$ 1,148,538	$ 1,493,431	$ 1,106,432
Fortman Insurance [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	14	14	15	15
Number of Policies issued | Policy	2,175	2,064	8,000	7,826
Aggregate Revenue Recognized | $	$ 1,512,400	$ 1,459,077	$ 2,134,177	$ 1,186,950
Altruis [Member]
Business Acquisition [Line Items]
Number of Agents | Agent	13	13	15	16
Number of Policies issued | Policy	9,122	5,851	7,809	8,500
Aggregate Revenue Recognized | $	$ 2,558,653	$ 1,717,964	$ 2,380,051	$ 617,411
Commercial Solutions [Member]
Business Acquisition [Line Items]
Number of Agents | Agent		2		2
Number of Policies issued | Policy		159		322
Aggregate Revenue Recognized | $		$ 227,044		$ 378,956